INCOME TAXES - Unrecognized deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Unrecognized deductible temporary differences	$ 187,218	$ 166,227
Mineral properties and exploration expenditures
INCOME TAXES
Unrecognized deductible temporary differences	110,034	95,616
Equipment
INCOME TAXES
Unrecognized deductible temporary differences	1,198	1,338
Site closure provisions
INCOME TAXES
Unrecognized deductible temporary differences	6,436	995
Financing cost
INCOME TAXES
Unrecognized deductible temporary differences	1,533	2,861
Accrued liabilities
INCOME TAXES
Unrecognized deductible temporary differences	935
Non-capital losses
INCOME TAXES
Unrecognized deductible temporary differences	60,808	64,700
Other
INCOME TAXES
Unrecognized deductible temporary differences		$ 717
Unrecognized deductible temporary differences (liability)	$ 6,274